BUSINESS ACQUISITIONS AND DISPOSALS - Acquisitions of subsidiaries under common control (Details) - RUB (₽) ₽ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Oct. 31, 2018	Jun. 30, 2018
Dekart
BUSINESS ACQUISITIONS AND DISPOSALS
Amount of consideration			₽ 5,242
Consideration paid net of cash acquired		₽ 4,658
Assets acquired other than cash		3,406
Liabilities assumed		125
MTS Bank
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired (in percentage)				26.60%
Ownership interest in subsidiary (as a percentage)	55.40%
Amount of consideration	₽ 8,273
Consideration paid net of cash acquired		6,873
Cash acquired		1,401
Assets acquired other than cash		126,180
Liabilities assumed		128,165
Serebryaniy Bor
BUSINESS ACQUISITIONS AND DISPOSALS
Amount of consideration		1,711
Consideration paid net of cash acquired		1,711
Assets acquired other than cash		₽ 383